TRADE AND OTHER PAYABLES	12 Months Ended
Dec. 31, 2023
TRADE AND OTHER PAYABLES
TRADE AND OTHER PAYABLES
9.	TRADE AND OTHER PAYABLES

	December 31	December 31
Current liabilities	2023	2022
Falling due within the year
Trade	$929	$1,683
Lease liabilities [1]	126	150
Total	$1,055	$1,833

	December 31	December 31
Non-current liabilities	2023	2022
Lease liabilities [1]	$338	$463
Total	$338	$463

Notes to tables:

1.

Lease liabilities relate to leases of offices, office equipment and for yard storage, which have remaining lease terms of 7 to 77 months and interest rates of 9.5% – 12% over the term of the leases. During the year ended December 31, 2023, the Group recognized interest expense on lease liabilities of $55 (2022 – $67) respectively.

The following summarizes lease liabilities for the reporting periods indicated:

	December 31	December 31
Lease liabilities	2023	2022
Beginning balance	$613	$687
Interest expense	55	67
Lease payments	(208)	(196)
Lease recognition	16	10
Foreign currency translation difference	(12)	45
Ending balance	464	613

Current portion	126	150
Non-current portion	338	463
Total	$464	$613

The following table provides the schedule of undiscounted lease liabilities as at December 31, 2023:

Total
Less than one year	$164
One to five years	399
Later than 5 years	34
Total undiscounted lease liabilities	$597

The Group had short-term lease commitments of less than a year relating to a property lease totaling $55 as of January 1, 2023.  During the year ended December 31, 2023, the Group incurred $nil in short-term lease commitments (2022 – $157) and expensed $55 (2022 - $158).